Loans, allowance for loan losses and credit quality (Details 2) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 day year	Dec. 31, 2011	Dec. 31, 2010
Allowance for loan losses
Balance at beginning of period	910	1,017	1,395
Change in scope of consolidation	(18)	0	0
Net movements recognized in statements of operations	159	141	(93)
Gross write-offs	(201)	(299)	(294)
Recoveries	44	41	63
Net write-offs	(157)	(258)	(231)
Provisions for interest	29	14	2
Foreign currency translation impact and other adjustments, net	(1)	(4)	(56)
Balance at end of period	922	910	1,017
Allowance for loan losses
Balance at end of period	922	910	1,017
of which individually evaluated for impairment	696	650	749
of which collectively evaluated for impairment	226	260	268
Gross loans held at amortized cost
Balance at end of period	223,204	213,663	201,339
of which individually evaluated for impairment	1,729	1,718	1,863
of which collectively evaluated for impairment	221,475	211,945	199,476
Loans held at amortized cost
Purchases	4,953	4,121
Reclassifications from loans held-for-sale	216	0
Reclassifications to loans held-for-sale	1,323	1,363
Sales	1,058	1,117
Value of collateral
Maximum period for fair value determination of collateral on impaired loans (in days)	90
Period for appraisal of Property values, Minimum (in years)	1
Consumer
Allowance for loan losses
Balance at beginning of period	289	279
Change in scope of consolidation	(18)	0
Net movements recognized in statements of operations	95	87
Gross write-offs	(105)	(124)
Recoveries	22	39
Net write-offs	(83)	(85)
Provisions for interest	8	2
Foreign currency translation impact and other adjustments, net	(3)	6
Balance at end of period	288	289
Allowance for loan losses
Balance at end of period	288	289
of which individually evaluated for impairment	239	222	210
of which collectively evaluated for impairment	49	67	69
Gross loans held at amortized cost
Balance at end of period	126,124	121,401	114,879
of which individually evaluated for impairment	661	665	680
of which collectively evaluated for impairment	125,463	120,736	114,199
Loans held at amortized cost
Purchases	348	0
Reclassifications from loans held-for-sale	0	0
Reclassifications to loans held-for-sale	0	0
Sales	0	0
Corporate and institutional
Allowance for loan losses
Balance at beginning of period	621	738
Change in scope of consolidation	0	0
Net movements recognized in statements of operations	64	54
Gross write-offs	(96)	(175)
Recoveries	22	2
Net write-offs	(74)	(173)
Provisions for interest	21	12
Foreign currency translation impact and other adjustments, net	2	(10)
Balance at end of period	634	621
Allowance for loan losses
Balance at end of period	634	621
of which individually evaluated for impairment	457	428	539
of which collectively evaluated for impairment	177	193	199
Gross loans held at amortized cost
Balance at end of period	97,080	92,262	86,460
of which individually evaluated for impairment	1,068	1,053	1,183
of which collectively evaluated for impairment	96,012	91,209	85,277
Loans held at amortized cost
Purchases	4,605	4,121
Reclassifications from loans held-for-sale	216	0
Reclassifications to loans held-for-sale	1,323	1,363
Sales	1,058	1,117
Bank
Allowance for loan losses
Balance at beginning of period	722	832	1,204
Change in scope of consolidation	(18)	0	0
Net movements recognized in statements of operations	77	78	(138)
Gross write-offs	(122)	(233)	(239)
Recoveries	39	37	57
Net write-offs	(83)	(196)	(182)
Provisions for interest	24	11	1
Foreign currency translation impact and other adjustments, net	(1)	(3)	(53)
Balance at end of period	721	722	832
Allowance for loan losses
Balance at end of period	721	722	832
of which individually evaluated for impairment	532	517	618
of which collectively evaluated for impairment	189	205	214
Gross loans held at amortized cost
Balance at end of period	208,340	199,561	189,618
of which individually evaluated for impairment	1,398	1,372	1,507
of which collectively evaluated for impairment	206,942	198,189	188,111
Loans held at amortized cost
Purchases	4,953	4,121
Reclassifications from loans held-for-sale	216	0
Reclassifications to loans held-for-sale	1,323	1,363
Sales	1,058	1,117
Bank | Consumer
Allowance for loan losses
Balance at beginning of period	159	157
Change in scope of consolidation	(18)	0
Net movements recognized in statements of operations	26	21
Gross write-offs	(42)	(58)
Recoveries	19	33
Net write-offs	(23)	(25)
Provisions for interest	4	0
Foreign currency translation impact and other adjustments, net	(5)	6
Balance at end of period	143	159
Allowance for loan losses
Balance at end of period	143	159
of which individually evaluated for impairment	116	130	124
of which collectively evaluated for impairment	27	29	33
Gross loans held at amortized cost
Balance at end of period	109,495	105,561	99,581
of which individually evaluated for impairment	422	425	433
of which collectively evaluated for impairment	109,073	105,136	99,148
Loans held at amortized cost
Purchases	348	0
Reclassifications from loans held-for-sale	0	0
Reclassifications to loans held-for-sale	0	0
Sales	0	0
Bank | Corporate and institutional
Allowance for loan losses
Balance at beginning of period	563	675
Change in scope of consolidation	0	0
Net movements recognized in statements of operations	51	57
Gross write-offs	(80)	(175)
Recoveries	20	4
Net write-offs	(60)	(171)
Provisions for interest	20	11
Foreign currency translation impact and other adjustments, net	4	(9)
Balance at end of period	578	563
Allowance for loan losses
Balance at end of period	578	563
of which individually evaluated for impairment	416	387	494
of which collectively evaluated for impairment	162	176	181
Gross loans held at amortized cost
Balance at end of period	98,845	94,000	90,037
of which individually evaluated for impairment	976	947	1,074
of which collectively evaluated for impairment	97,869	93,053	88,963
Loans held at amortized cost
Purchases	4,605	4,121
Reclassifications from loans held-for-sale	216	0
Reclassifications to loans held-for-sale	1,323	1,363
Sales	1,058	1,117